Provisions - Schedule of Provision For Contingencies (Detail) (Parenthetical) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Pharol [Member]
Disclosure of other provisions [line items]
Provisions for civil contingencies	R$ 157,809